Financial Instruments - Fair Value Measurements (Details) - Schedule of Changes in the Fair Value - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023
Preferred stock warrant liability [Member]
Schedule of Changes in the Fair Value [Line Items]
Balance at Beginning	$ 770,446	$ 945,548	$ 1,190,691	$ 2,241,304	$ 1,610,938	$ 1,610,938	$ 1,190,691	$ 1,610,938	$ 1,610,938
Balance at Ending		770,446	945,548	2,451,428	2,241,304	1,610,938		2,451,428	1,190,691
Issue of unsecured convertible note at discount
Issue of senior subordinated convertible promissory note and warrants
Change in fair value of convertible preferred stock warrant	5,704,739	(175,102)	(245,143)	210,124	630,366
Issue of convertible promissory note
Change in fair value of convertible promissory note
Change in fair value of SSCPN
Note issue expenses
Change in fair value of derivative financial instrument
Conversion to Common Stock
Reclassification on conversion of preferred stock warrants and derivative financial instruments of Zoomcar, Inc. to common stock warrants of the Company	(6,475,185)
Change in fair value of unsecured convertible note
Convertible promissory note [Member]
Schedule of Changes in the Fair Value [Line Items]
Balance at Beginning	11,940,183	11,364,749	10,944,727				10,944,727
Balance at Ending		11,940,183	11,364,749	10,308,832				10,308,832	10,944,727
Issue of unsecured convertible note at discount
Issue of senior subordinated convertible promissory note and warrants
Change in fair value of convertible preferred stock warrant
Issue of convertible promissory note				10,000,000
Change in fair value of convertible promissory note	(7,986,326)	575,434	420,022	308,832
Change in fair value of SSCPN
Note issue expenses
Change in fair value of derivative financial instrument
Conversion to Common Stock	(3,953,857)
Reclassification on conversion of preferred stock warrants and derivative financial instruments of Zoomcar, Inc. to common stock warrants of the Company
Change in fair value of unsecured convertible note
Senior subordinated convertible promissory note [Member]
Schedule of Changes in the Fair Value [Line Items]
Balance at Beginning	47,258,370	36,596,709	17,422,132				17,422,132
Balance at Ending		47,258,370	36,596,709						17,422,132
Issue of unsecured convertible note at discount
Issue of senior subordinated convertible promissory note and warrants	(20,110,058)	4,519,696	8,655,330
Change in fair value of convertible preferred stock warrant
Change in fair value of convertible promissory note
Change in fair value of SSCPN		6,141,965	10,519,247
Note issue expenses
Change in fair value of derivative financial instrument
Conversion to Common Stock	(27,148,312)
Reclassification on conversion of preferred stock warrants and derivative financial instruments of Zoomcar, Inc. to common stock warrants of the Company
Change in fair value of unsecured convertible note
Unsecured convertible note [Member]
Schedule of Changes in the Fair Value [Line Items]
Balance at Beginning
Balance at Ending	10,167,194						10,167,194
Issue of unsecured convertible note at discount	8,434,605
Issue of senior subordinated convertible promissory note and warrants
Change in fair value of convertible preferred stock warrant
Change in fair value of convertible promissory note
Change in fair value of SSCPN
Note issue expenses
Change in fair value of derivative financial instrument
Conversion to Common Stock
Reclassification on conversion of preferred stock warrants and derivative financial instruments of Zoomcar, Inc. to common stock warrants of the Company
Change in fair value of unsecured convertible note	1,732,589
Derivative financial instrument [Member]
Schedule of Changes in the Fair Value [Line Items]
Balance at Beginning	24,410,231	23,596,665	14,373,856				14,373,856
Balance at Ending		24,410,231	23,596,665						$ 14,373,856
Issue of unsecured convertible note at discount
Issue of senior subordinated convertible promissory note and warrants
Change in fair value of convertible preferred stock warrant
Change in fair value of convertible promissory note
Change in fair value of SSCPN
Note issue expenses
Change in fair value of derivative financial instrument	(6,571,082)	$ 813,566	$ 9,222,809
Conversion to Common Stock
Reclassification on conversion of preferred stock warrants and derivative financial instruments of Zoomcar, Inc. to common stock warrants of the Company	(17,839,149)
Change in fair value of unsecured convertible note